Other Income	6 Months Ended
Jun. 30, 2024
Other Income [Abstract]
Other Income	Other Income

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Grant income	182	362	199	993
R&D expenditure credits	5,795	1,472	7,017	3,446
	5,977	1,834	7,216	4,439
5.Other Income (continued)

Grant income during the three and six months ended June 30, 2024 relates to grants with Open Philanthropy Project LLC and the Austrian Wirtshaftsservice. The former provides reimbursement for certain personnel, consumables and overhead costs incurred through research and development activities, whilst the latter provided funding in respect of capital investments made in the period from August 2020 to the end of February 2022. As of June 30, 2024 and December 31, 2023 all amounts relating to grants awarded to the Group had been received.

Income relating to R&D expenditure credits during the three and six months ended June 30, 2024 includes amounts expected to be claimable under the U.K. R&D expenditure credit (“RDEC”) scheme relating to qualifying research and development expenditure incurred in the first quarter of 2024 that had previously been assessed as eligible for inclusion with the Company’s claims under the UK R&D tax credit regime available to SMEs. See note 3 for further details.